The Nature of Expenses (Tables)	12 Months Ended
Dec. 31, 2021
The Nature of Expenses
Schedule of depreciation of property, plant and equipment
(a)	Depreciation of property, plant and equipment

	Year ended December 31,
	2019	2020	2021

	(in thousands)
Recognized in cost of revenues	$8,146	6,935	6,093
Recognized in operating expenses	14,040	14,938	13,511
	$22,186	21,873	19,604

Schedule of amortization of intangible assets
(b)	Amortization of intangible assets

	Year ended December 31,
	2019	2020	2021

	(in thousands)
Recognized in cost of revenues	$58	57	78
Recognized in operating expenses	2,155	1,666	1,660
	$2,213	1,723	1,738

Schedule of employee benefit expense
(c)	Employee benefits expense

	Year ended December 31,
	2019	2020	2021

	(in thousands)
Salary	$80,617	88,149	126,976
Labor and health insurance	5,668	5,805	7,232
Pension	5,246	4,536	5,993
Others	3,586	4,867	6,608
	$95,117	103,357	146,809

Employee benefits expense summarized by function
Recognized in cost of revenues	$5,597	5,579	7,856
Recognized in operating expenses	89,520	97,778	138,953
	$95,117	103,357	146,809